INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Deferred Tax
	2020	2019
Net operating loss	$661,701	$416,916)
Valuation allowance	(661,701)	(416,916)
Net deferred tax asset	$-	$-